New and amended standards and interpretations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Schedule of Initial application of Standards or Interpretations
On has adopted the following amendment for fiscal year 2025. The amendment did not have a material impact on the consolidated financial statements.

Description	Standard Reference	IASB Effective Date

The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	Amendments to IAS 21	January 1, 2025

Schedule of New and Amended Standards and Interpretations
On has not applied any of the following new and revised IFRS Accounting Standards that have been issued by the IASB but are not yet effective:

Description	Standard Reference	IASB Effective Date

Contracts Referencing Nature-dependent Electricity	Amendments to IFRS 8 and IFRS 7	January 1, 2026
Amendments to the Classification and Measurement of Financial Instruments	Amendments to IFRS 9 and IFRS 7	January 1, 2026
Presentation and Disclosure in Financial Statements	IFRS 18	January 1, 2027
Amendments for translating financial information into hyperinflationary currencies	Amendments to IAS 21	January 1, 2027

On does not expect that the adoption of the new and revised standards listed above, excluding IFRS 18, will have a material impact on the financial statement and disclosures of On in the current or future reporting periods.

IFRS 18 – Presentation and Disclosures in Financial Statements that will replace International Accounting Standards ("IAS") 1 – Presentation of Financial Statements from its effective date, was issued on April 9, 2024, by the IASB. IFRS 18 introduces new requirements for information presented in the primary financial statements and disclosed in the notes. The accounting standard introduces three new defined categories for income and expenses - operating, investing and financing, and requires all companies to provide certain new defined subtotals. IFRS 18 also requires companies to disclose explanations of company-specific measures that are related to the income statement, referred to as management-defined performance measures. Moreover, the accounting standard sets out enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes and requires companies to provide more transparency about operating expenses. IFRS 18 will be retroactively effective for annual reporting periods beginning on or after January 1, 2027, but early adoption is permitted.
The Company’s preliminary assessment of IFRS 18 impacts indicates that certain income and expense amounts are expected to be reclassified within the consolidated statements of income. For example, portions of foreign exchange gain / (loss) will move from non-operating to operating income and expense. These expected presentation changes will not affect reported net income. The consolidated statements of cash flows presentation will change. It will start with operating income instead of net income, and certain cash flows are expected to be reclassified among the operating, investing, and financing activities categories. For example, interest received is expected to be reclassified from operating activities to investing activities. These presentation changes will not affect the net change in cash and cash equivalents reported for the period. On is currently finalizing its assessment of the impact of adopting IFRS 18, which will be effective January 1, 2027.